REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
REVENUE
REVENUE

3. REVENUE

The Company disaggregates revenue from contracts with customers by revenue stream as this depicts the nature, amount, timing and uncertainty of its revenue and cash flows as affected by economic factors. Commercial insurance consists of neuromonitoring cases whereby a patient has healthcare insurance that we bill. Facility billing consists of neuromonitoring cases whereby the Company has an agreement to bill the medical facility for patients that do not have health care insurance.

The Company’s revenue disaggregated by payor is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Commercial insurance	$(243)	$(306)	$1,553	$2,518
Facility billing	1,216	1,227	2,528	2,272
Managed service agreements and other	570	724	1,014	1,556
Total	$1,543	$1,645	$5,095	$6,346

The negative revenue for the three months ended June 30, 2023 and 2022 is related to implicit pricing concessions, including subsequent revisions of accrual rate estimates for services performed in previous periods, being greater than revenue generated for the period.

Accounts Receivable

A summary of the accounts receivable, net, by revenue stream is as follows (in thousands):

	June 30,	December 31,
	2023	2022

Technical service	$1,844	$3,072
Professional service	7,094	11,829
Other	150	242
Total accounts receivable, net	$9,088	$15,143

The concentration of accounts receivable, net, by payor as a percentage of total accounts receivable is as follows:

	As of June 30,	As of December 31,
	2023	2022

Commercial insurance	86%	84%
Facility billing	9%	9%
Other	5%	7%
Total	100%	100%

4. REVENUE

The Company disaggregates revenue from contracts with customers by revenue stream as this depicts the nature, amount, timing and uncertainty of its revenue and cash flows as affected by economic factors. Commercial insurance consists of all Neuromonitoring cases whereby a patient has healthcare insurance. Facility billing consists of services related to uninsured or government patients whereby the Company has an agreement with the facility for services for the patient and other contracted agreements with facilities.

The Company’s revenue disaggregated by payor is as follows (stated in thousands):

	Year Ended December 31,
	2022	2021

Commercial insurance	$3,597	$21,978
Facility billing	4,726	3,879
Managed service agreements and other	2,653	3,335
Total	$10,976	$29,192

Accounts Receivable

A summary of the accounts receivable by revenue stream is as follows (stated in thousands):

	December 31,	December 31,
	2022	2021

Technical service	$3,072	$18,904
Professional service	11,829	8,209
Other	242	697
Total accounts receivable, net	$15,143	$27,810

The concentration of accounts receivable by payor as a percentage of total accounts receivable is as follows:

	As of December 31,	As of December 31,
	2022	2021

Commercial insurance	84%	91%
Facility billing	9%	2%
Other	7%	7%
Total	100%	100%